Related Party Transactions - Payment of Certain Services to a Related Party (Details) - Affiliate - Services provided in connection with obtaining debt - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Due to Related Party
Due to Related Party		$ 2.1
Amount paid to related party	$ 2.1